Significant accounting policies (Details 2) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 13,255	$ (11,941)	$ 1,314	$ 40,466	$ 4,188
Unrealized losses on cash flow hedge			(10,159)	0	0
Other comprehensive income for period, Tax benefit (expense)			1,984	0	0
Other comprehensive income	(2,275)	(5,900)	(8,175)	0	0
Comprehensive income (loss)			(6,861)	40,466	$ 4,188
Scenario, Previously Reported [Member]
Net income	13,195	(10,786)	2,409	40,527
Unrealized losses on cash flow hedge			(10,159)	0
Other comprehensive income for period, Tax benefit (expense)			1,890	0
Other comprehensive income			(8,269)	0
Comprehensive income (loss)			(5,860)	40,527
Restatement Adjustment [Member]
Net income	$ 75	$ (1,065)	(990)	(61)
Unrealized losses on cash flow hedge			0	0
Other comprehensive income for period, Tax benefit (expense)			94	0
Other comprehensive income			94	0
Comprehensive income (loss)			(896)	(61)
Indirect Adjustment [Member]
Net income			(105)	0
Unrealized losses on cash flow hedge			0	0
Other comprehensive income for period, Tax benefit (expense)			0	0
Other comprehensive income			0	0
Comprehensive income (loss)			$ (105)	$ 0